Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015
C000012489
Account Value [Line Items]
Line Graph and Table Measure Name	DF Dent Premier Growth Fund
Account Value	$ 31,517	$ 29,000	$ 29,952	$ 30,433	$ 28,125	$ 28,571	$ 26,123	$ 22,984	$ 24,273	$ 22,605	$ 20,996	$ 19,742	$ 21,055	$ 26,035	$ 29,182	$ 27,536	$ 27,361	$ 24,822	$ 24,915	$ 22,267	$ 20,892	$ 16,457	$ 19,416	$ 18,104	$ 17,884	$ 16,283	$ 13,587	$ 15,972	$ 14,764	$ 14,111	$ 13,339	$ 12,563	$ 11,813	$ 10,892	$ 10,118	$ 10,335	$ 9,794	$ 9,649	$ 9,878	$ 9,442	$ 10,000
C000102025
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 25,960	24,747	25,227	25,282	22,861	24,424	22,696	20,029	21,263	20,057	18,466	17,266	18,500	22,984	26,577	25,512	25,332	23,346	23,666	20,504	19,587	15,455	18,146	17,164	17,012	15,425	12,948	15,195	14,145	13,654	12,973	12,140	11,480	10,553	9,886	10,163	9,751	9,465	9,484	9,201	10,000
C000195205
Account Value [Line Items]
Account Value	1,304,655	1,243,296	1,266,949	1,269,691	1,148,344	1,226,499	1,139,774	1,005,400	1,067,445	1,006,772	926,902	866,571	928,616	1,153,485	1,333,792	1,280,538	1,271,208	1,171,577	1,187,571	1,028,814	982,306	775,016	909,555	859,797	852,223	772,204	648,058	760,403	707,544	682,707	648,635	607,018	574,000	527,648	494,313	508,152	487,534	473,260	474,212	460,049	500,000
C000231957
Account Value [Line Items]
Account Value	$ 260,679,524	248,386,542	253,098,852	253,576,912	229,127,536	244,698,647	227,351,883	200,512,204	212,873,481	200,785,382	184,804,504	172,784,699	185,077,682	229,810,479	265,733,306	255,124,115	253,324,651	233,463,891	236,662,940	205,042,653	195,873,539	154,546,083	181,455,440	171,635,654	170,120,834	154,248,159	129,484,150	151,953,153	141,445,076	136,541,307	129,726,979	121,403,534	114,799,994	105,529,641	98,862,605	101,630,428	97,506,846	94,652,059	94,842,378	92,009,834	100,000,000
C000115949
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 22,436	21,428	23,171	23,519	20,995	22,624	20,891	18,932	19,554	18,565	17,086	16,408	17,133	20,628	24,518	23,173	22,943	21,425	21,398	17,599	16,554	12,663	15,887	14,661	15,176	13,641	11,653	14,353	13,196	12,221	11,832	11,452	10,981	10,453	10,238	10,122	9,494	8,726	8,792	8,879	10,000
C000195206
Account Value [Line Items]
Account Value	1,130,026	1,079,175	1,166,752	1,183,702	1,056,104	1,138,031	1,050,453	951,576	982,652	932,742	858,349	823,977	860,232	1,035,386	1,230,787	1,162,637	1,151,140	1,074,796	1,072,956	882,112	829,429	634,454	796,107	734,357	760,093	682,885	583,048	718,457	659,791	611,453	591,622	572,617	549,068	522,627	511,885	506,101	474,702	436,280	439,585	443,944	500,000
C000256263
Account Value [Line Items]
Account Value	$ 224,469,091	214,278,699	231,707,725	235,192,760	209,949,805	226,244,698	208,913,713	189,322,166	195,538,714	185,648,751	170,860,900	164,079,210	171,331,850	206,276,390	245,176,914	231,730,381	229,430,556	214,251,710	213,975,731	175,985,679	165,538,218	126,630,432	158,873,459	146,612,723	151,760,143	136,406,632	116,526,941	143,526,186	131,958,158	122,207,962	118,324,409	114,523,485	109,813,645	104,525,403	102,377,055	101,220,252	94,940,465	87,255,989	87,917,019	88,788,871	100,000,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	32,392	33,837	33,041	31,204	29,923	27,066	24,232	25,053	23,038	21,432	19,925	20,948	24,968	26,172	23,572	23,436	21,590	20,335	18,132	16,645	13,809	17,175	15,746	15,483	14,845	13,062	15,104	14,023	13,557	13,661	12,810	12,260	11,893	11,213	10,800	10,399	10,150	10,015	9,356	10,000
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 22,374	20,605	22,276	22,138	20,357	21,266	19,890	17,547	18,428	17,513	16,938	15,767	16,224	19,543	20,750	19,986	20,537	19,477	17,558	13,781	13,015	10,283	14,632	13,481	13,657	13,264	11,452	14,050	13,419	12,695	12,725	12,092	11,544	11,303	10,894	10,265	9,633	9,301	9,264	8,970	10,000
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 1,118,678	1,030,227	1,113,775	1,106,896	1,017,848	1,063,299	994,486	877,328	921,389	875,637	846,924	788,367	811,224	977,155	1,037,506	999,292	1,026,829	973,832	877,889	689,033	650,752	514,165	731,614	674,075	682,831	663,195	572,620	702,484	670,973	634,737	636,258	604,585	577,215	565,152	544,693	513,260	481,650	465,037	463,217	448,516	500,000
Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 223,735,646	206,045,412	222,755,013	221,379,100	203,569,512	212,659,888	198,897,230	175,465,507	184,277,814	175,127,499	169,384,851	157,673,366	162,244,784	195,430,958	207,501,203	199,858,444	205,365,803	194,766,305	175,577,789	137,806,517	130,150,425	102,833,037	146,322,843	134,814,997	136,566,190	132,638,904	114,524,001	140,496,896	134,194,573	126,947,441	127,251,596	120,916,927	115,443,073	113,030,473	108,938,560	102,652,005	96,330,089	93,007,402	92,643,368	89,703,265	100,000,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,898	18,340	20,260	20,192	18,479	19,105	18,164	15,929	16,790	15,960	15,534	14,624	14,951	18,055	19,524	19,115	19,987	19,164	17,005	12,944	12,335	9,835	14,175	12,894	13,211	12,940	11,293	14,151	13,663	12,680	12,690	12,280	11,621	11,342	11,069	10,171	9,327	8,986	9,125	8,808	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 994,915	916,975	1,012,997	1,009,620	923,944	955,255	908,208	796,469	839,521	797,984	776,719	731,175	747,525	902,755	976,224	955,757	999,331	958,200	850,229	647,192	616,773	491,772	708,756	644,676	660,535	646,980	564,633	707,574	683,142	633,985	634,519	614,010	581,072	567,101	553,453	508,532	466,347	449,310	456,238	440,411	500,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 198,982,977	183,395,014	202,599,338	201,924,011	184,788,843	191,050,907	181,641,683	159,293,863	167,904,184	159,596,736	155,343,737	146,235,051	149,505,012	180,551,080	195,244,823	191,151,366	199,866,278	191,640,054	170,045,879	129,438,454	123,354,696	98,354,386	141,751,113	128,935,285	132,106,920	129,395,985	112,926,687	141,514,782	136,628,488	126,797,017	126,903,894	122,802,037	116,214,405	113,420,196	110,690,665	101,706,461	93,269,407	89,862,028	91,247,625	88,082,155	100,000,000
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 31,408	26,571	28,608	26,454	24,830	25,654	23,429	20,454	21,582	20,315	18,615	17,413	17,527	22,207	25,402	24,698	24,888	22,407	22,534	18,933	17,311	13,289	16,620	15,364	15,468	14,675	12,268	14,604	13,576	13,160	12,880	12,059	11,454	10,991	10,282	10,235	9,786	9,635	9,580	9,201	10,000
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 1,570,381	1,328,559	1,430,407	1,322,717	1,241,506	1,282,724	1,171,474	1,022,710	1,079,081	1,015,755	930,725	870,639	876,361	1,110,327	1,270,111	1,234,921	1,244,378	1,120,333	1,126,702	946,656	865,525	664,455	830,984	768,194	773,403	733,767	613,409	730,198	678,783	658,007	644,003	602,964	572,708	549,544	514,102	511,767	489,299	481,771	478,998	460,052	500,000
Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 314,076,236	265,711,876	286,081,327	264,543,334	248,301,171	256,544,835	234,294,897	204,541,925	215,816,115	203,151,085	186,145,062	174,127,787	175,272,281	222,065,371	254,022,184	246,984,248	248,875,554	224,066,644	225,340,380	189,331,197	173,105,035	132,891,010	166,196,795	153,638,868	154,680,668	146,753,313	122,681,896	146,039,550	135,756,563	131,601,341	128,800,546	120,592,795	114,541,652	109,908,853	102,820,320	102,353,449	97,859,757	96,354,131	95,799,523	92,010,456	100,000,000
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 19,926	17,796	20,022	19,687	18,159	18,705	17,387	15,421	16,639	15,543	14,653	14,072	14,038	17,385	19,898	19,895	21,087	20,292	19,349	14,929	13,932	10,669	14,372	12,902	13,464	13,104	11,186	14,277	13,530	12,617	12,334	11,793	11,103	10,636	10,096	9,748	8,925	8,645	9,069	8,694	10,000
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 996,296	889,823	1,001,104	984,331	907,970	935,272	869,359	771,069	831,957	777,148	732,656	703,583	701,886	869,255	994,882	994,771	1,054,371	1,014,623	967,457	746,460	696,598	533,447	718,592	645,089	673,181	655,177	559,288	713,861	676,497	630,869	616,688	589,652	555,133	531,793	504,793	487,392	446,242	432,233	453,469	434,692	500,000
Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 199,259,195	$ 177,964,632	$ 200,220,701	$ 196,866,195	$ 181,594,003	$ 187,054,375	$ 173,871,752	$ 154,213,848	$ 166,391,418	$ 155,429,689	$ 146,531,282	$ 140,716,619	$ 140,377,104	$ 173,850,926	$ 198,976,497	$ 198,954,223	$ 210,874,117	$ 202,924,613	$ 193,491,456	$ 149,291,994	$ 139,319,539	$ 106,689,430	$ 143,718,394	$ 129,017,723	$ 134,636,224	$ 131,035,327	$ 111,857,508	$ 142,772,275	$ 135,299,366	$ 126,173,706	$ 123,337,689	$ 117,930,423	$ 111,026,510	$ 106,358,564	$ 100,958,536	$ 97,478,366	$ 89,248,392	$ 86,446,659	$ 90,693,807	$ 86,938,363	$ 100,000,000